Document and Entity Information	0 Months Ended
Oct. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Oct. 28, 2014
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Oct. 28, 2014
Document Effective Date	Oct. 28, 2014
Prospectus Date	Sep. 28, 2014
MFS® Conservative Allocation Fund | A
Risk/Return:
Trading Symbol	MACFX
MFS® Conservative Allocation Fund | R4
Risk/Return:
Trading Symbol	MACJX
MFS® Conservative Allocation Fund | 529A
Risk/Return:
Trading Symbol	ECLAX
MFS® Conservative Allocation Fund | 529B
Risk/Return:
Trading Symbol	EBCAX
MFS® Conservative Allocation Fund | 529C
Risk/Return:
Trading Symbol	ECACX
MFS® Conservative Allocation Fund | B
Risk/Return:
Trading Symbol	MACBX
MFS® Conservative Allocation Fund | C
Risk/Return:
Trading Symbol	MACVX
MFS® Conservative Allocation Fund | I
Risk/Return:
Trading Symbol	MACIX
MFS® Conservative Allocation Fund | R1
Risk/Return:
Trading Symbol	MACKX
MFS® Conservative Allocation Fund | R2
Risk/Return:
Trading Symbol	MCARX
MFS® Conservative Allocation Fund | R3
Risk/Return:
Trading Symbol	MACNX